UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455
Guggenheim Enhanced Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)	(Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item1 .	Schedule of Investments.

Attached hereto.

GGE Guggenheim Enhanced Equity Strategy Fund
Portfolio of Investments
July 31, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 121.6%
	Exchange Traded Funds - 121.6%
50,200	Consumer Discretionary Select Sector SPDR Fund(a)	$2,978,366
36,200	Energy Select Sector SPDR Fund(a)	2,984,690
60,000	Health Care Select Sector SPDR Fund(a)	3,060,000
159,900	iShares Russell 2000 Index ETF(a)	16,576,833
74,400	Materials Select Sector SPDR Fund(a)	3,011,712
317,600	PowerShares QQQ Trust Series 1(a)	24,064,552
40,900	ProShares Ultra QQQ(a)	3,016,375
326,800	SPDR S&P 500 ETF Trust(a)	55,118,088
187,200	Technology Select Sector SPDR Fund(a)	5,937,984
	(Cost $111,420,753)	116,748,600

	Short-Term Investments - 0.6%
	Money Market Fund - 0.6%
602,025	Dreyfus Treasury Prime Cash Management Institutional Shares	602,025
	(Cost $602,025)

	Total Investments - 122.2%
	(Cost $112,022,778)	117,350,625
	Other Assets in excess of Liabilities - 0.2%	249,425
	Total Value of Options Written - (1.6%) (Premiums received $1,604,060)	(1,551,154)
	Borrowings - (20.8% of Net Assets or 17.0% of Total Investments)	(20,000,000)
	Net Assets - 100.0%	$96,048,896

S&P - Standard & Poor's

(a)	All of these securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.

Country Breakdown	% of Long-Term Investments
United States	100%

See previously submitted notes to financial statements April 30, 2013.

Contracts (100 shares per contract)	Call Options Written (b)	Expiration Month	Exercise Price	Market Value
502	Consumer Discretionary Select Sector SPDR Fund	August 2013	$ 60.00	$ (19,076)
362	Energy Select Sector SPDR Fund	August 2013	84.00	(15,928)
600	Health Care Select Sector SPDR Fund	August 2013	50.00	(79,500)
1,599	iShares Russell 2000 ETF	August 2013	103.00	(311,006)
744	Materials Select Sector SPDR Fund	August 2013	41.00	(21,204)
3,176	Powershares QQQ Trust Series 1	August 2013	76.00	(241,376)
409	ProShares Ultra QQQ	August 2013	73.00	(79,346)
3,268	SPDR S&P 500 ETF Trust	August 2013	168.00	(743,470)
1,872	Technology Select Sector SPDR Fund	August 2013	32.00	(40,248)
	Total Value of Call Options Written			$ (1,551,154)
	(Premiums received $1,604,060)

	(b) Non-income producing security.

At July 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 110,963,456	6,481,226	(94,057)	$ 6,387,169

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter ("OTC") market in the which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on the that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Exchange traded options are valued at the mean between the bid and asked prices on the principal exchange on which they are traded. The Fund values money market funds at net asset value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using independent pricing providers who employ models using various observable market inputs. The fair value estimate for the Level 3 security in the Fund was determined in accordance with the Fund's valuation procedures described above.

The following table represents the Fund's investments by caption and by level within the fair value hierarchy as of July 31, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$ 116,749	$ -	$ -	$ 116,749
Money Market Fund	602	-	-	602
Total	$ 117,351	$ -	$ -	$ 117,351

Liabilities:
Call Options Written	$ 1,551	$ -	$ -	$ 1,551
Total	$ 1,551	$ -	$ -	$ 1,551

During the nine months ended July 31, 2013, there were no transfers between levels.

The following table presents the activity for the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the nine months ended July 31, 2013.

Level 3 holdings	Securities
Beginning Balance at October 31, 2012	$ 33
Total Realized Gain/Loss	(3,220)
Change in Unrealized Gain/(Loss)	3,435
Return of Capital	(8)
Net Purchases and Sales	(240)
Net Transfers In/Out	-
Ending Balance at July 31, 2013	$ -

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Strategy Fund

By:	/s/ Donald C. Cacciapaglia
             Donald C. Cacciapaglia
             Chief Executive Officer

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
             Chief Executive Officer

Date:	September 26, 2013

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 26, 2013